Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalent	$ 295,937	$ 243,494	$ 118,806
Computer Equipment [Member]
Property, Plant And Equipment, Estimated Useful Lives	5
Software licenses
Property, Plant And Equipment, Estimated Useful Lives	5